Loans Receivable and Allowance for Loan Losses (Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 9,200	$ 5,600
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	53	9
Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Modifications, Number of Contracts	5
Financing Receivable, Modifications, Pre-Modification Recorded Investment	5,147
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 5,147